Share-based compensation - Stock appreciation rights - Changes in SARs (Details) - Stock appreciation rights	3 Months Ended
Mar. 31, 2023 $ / shares shares
Balance, No. of Units (Beginning) | shares	528,844
Balance, Weighted average exercise price (Beginning) | $ / shares	$ 4.74
SARs exercised during the three months | shares	(335,635)
Weighted average exercise price forfeited during the three months | $ / shares	$ 5.18
Balance, No. of Units (Ending) (none of which are exercisable or convertible) | shares	193,209
Balance, Weighted average exercise price (Ending) | $ / shares	$ 12.97